Cover	Nov. 25, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 25, 2024
Entity File Number	001-40677
Entity Registrant Name	PLUM ACQUISITION CORP. III
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2021 Fillmore St. #2089
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94115
City Area Code	929
Local Phone Number	529-7125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares included as part of the Units, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	PLMJ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	PLMJW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	PLMJU
Security Exchange Name	NASDAQ